CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Stockholders' Deficit
Common stock par value (in Dollars per share)	$ .001	$ 0.001	$ .001
Common stock shares authorized	30,000,000	30,000,000	30,000,000
Common stock issued	15,367,658	8,797,086	7,622,393
Common stock outstanding	15,367,658	8,797,086	7,622,393